Commitments & Contingencies - Additional Information (Detail) - USD ($)				3 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Dec. 31, 2020	Mar. 31, 2021
Commitments And Contingencies [Line Items]
Underwriting discount			$ 0.20
Deferred underwriting fee payable				$ 24,150,000
Deferred underwriting fee payable per unit			$ 0.35	$ 0.35
Stock issued, aggregate purchase price				$ 661,365,000
Proceeds from undewriters issue			$ 17,500,000
IPO [Member]
Commitments And Contingencies [Line Items]
Stock issued to underwriters			7,500,000
Deferred underwriting fee payable			$ 10,000,000
Number of shares agreed to purchase	69,000,000		50,000,000	69,000,000
Warrants, exercise price per share	$ 11.50		$ 11.50
Shares issued, price per share	$ 10.00		$ 10.00
Over-Allotment Option [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable			$ 11,500,000
Number of shares agreed to purchase	9,000,000		57,500,000
Proceeds from undewriters issue			$ 20,125,000
Cannae Holdings Inc [Member]
Commitments And Contingencies [Line Items]
Number of shares agreed to purchase		5,000,000
Number of warrants issued		1,250,000
Number of Class A ordinary share issuable on exercise of each warrant		1
Warrants, exercise price per share		$ 11.50
Stock issued, aggregate purchase price		$ 50,000,000
Shares issued, price per share		$ 10.00
Units issued, description of each unit		one Class A ordinary share and one-fourth of one warrant